Loans to Third Parties (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Feb. 10, 2021
Sichuan Jingpin Construction Decoration Engineering Co., Ltd [Member]
Loans to Third Parties (Details) [Line Items]
Loans earning interest percentage					18.00%
Repaid	$ 15,502	¥ 100,000
Provision of allowance	$ 298,151
Henan Tianxia Kang Trading Co., Ltd [Member]
Loans to Third Parties (Details) [Line Items]
Interest free loan			$ 1,627,352	¥ 10,500,000